Segment Information (Tables)	6 Months Ended
Jun. 30, 2020
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Revenues and Adjusted EBITDA by Segment
The Company also reports “Corporate costs”, which includes expenses for corporate functions and does not qualify as a reportable segment.

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Revenues
Legal Professionals	620	605	1,246	1,205
Corporates	329	315	696	661
Tax & Accounting Professionals	168	182	386	404
Reuters News	155	156	310	311
Global Print	134	164	289	329
Eliminations/Rounding	(1)	1	(2)	-
Consolidated revenues	1,405	1,423	2,925	2,910

Adjusted EBITDA
Legal Professionals	254	229	484	458
Corporates	118	98	235	209
Tax & Accounting Professionals	54	59	138	151
Reuters News	25	19	44	42
Global Print	54	72	117	146
Corporate costs	(26)	(122)	(59)	(254)
Adjusted EBITDA	479	355	959	752
Fair value adjustments (see note 6)	(3)	(2)	20	(3)
Depreciation	(43)	(38)	(83)	(72)
Amortization of computer software	(118)	(104)	(229)	(209)
Amortization of other identifiable intangible assets	(30)	(25)	(60)	(52)
Other operating gains, net	80	261	48	305
Consolidated operating profit	365	447	655	721
Net interest expense	(52)	(37)	(97)	(72)
Other finance (costs) income	(13)	(18)	34	(29)
Share of post-tax losses in equity method investments	(153)	(138)	(207)	(251)
Tax expense	(16)	(47)	(63)	(48)
Earnings from continuing operations	131	207	322	321